Interest in Other Entities	6 Months Ended
Jun. 30, 2024
Interest in Other Entities [Abstract]
INTEREST IN OTHER ENTITIES

NOTE 3 - INTEREST IN OTHER ENTITIES

A.	Investments in subsidiaries

1.	Additional information about subsidiaries held by the Company

General information

	Main place of the business	Ownership rights held by the Company %	Ownership rights held by non- controlling interests %
June 30, 2024
Eventer	Israel	46.21%	53.79%
Fuel Doctor	USA	67%	33%
GERD IP	USA	90%	10%
Gix Internet	Israel	45.75%	54.25%

	Main place of the business	Ownership rights held by the Company %	Ownership rights held by non- controlling interests %
December 31, 2023
Jeffs’ Brands	Israel	34.11%	65.89%
Eventer	Israel	46.21%	53.79%
Fuel Doctor	USA	67%	33%
GERD IP	USA	90%	10%
Gix Internet	Israel	45.75%	54.25%

2.	Information related to non-controlling interests

Balance of non-controlling interests:

	June 30, 2024	December 31, 2023
	USD in thousands

Eventer	253	371
Jeffs’ Brands	-	5,628
Gix Internet	363	2,642
GERD IP	57	57
Fuel Doctor	54	161
	727	8,859

Net income (loss) attributed to non-controlling interests:

	Six months ended June 30,
	2024	2023
	USD in thousands

Eventer	(128)	88
Jeffs’ Brands	(383)	(661)
Gix Internet	(3,079)	(668)
Fuel Doctor	(128)	(95)
	(3,718)	(1,336)

B.	Investments accounted for using the equity method

1.	This table summarizes the total investments accounted for using the equity method:

	June 30, 2024	December 31, 2023
	USD in thousands

Polyrizon	521	499
SciSparc Nutraceuticals Inc	-	1,940
A.I Conversation Systems	-	76
Revoltz	83	110
Zig Miami 54	370	370
	974	2,995

2.	This table summarizes the total share of loss (profit) of investments accounted for using the equity method:

	Six months ended June 30,
	2024	2023
	USD in thousands

Odysight.ai	-	655
Parazero	-	384
Laminera	-	34
Polyrizon	77	65
SciSparc Nutraceuticals Inc.	13	89
A.I Conversation Systems	74	-
Revoltz	23	11
	187	1,238

3.	This table summarize the Company’s rights in share capital and voting rights:

	Main place of business	Company rights in share capital and voting rights
June 30, 2024
Laminera	Israel	19.70%
Polyrizon	Israel	38.31%
A.I Conversation Systems	Israel	36.08%
Revoltz	Israel	19.90%
Zig Miami 54	USA	60%

December 31, 2023
Laminera	Israel	19.70%
Polyrizon	Israel	38.76%
SciSparc Nutraceuticals	USA	49%
A.I Conversation Systems	Israel	36.08%
Revoltz	Israel	19.90%
Zig Miami 54	USA	60%

4.	Fair value of investments accounted for using the equity method for which there is a market price on the stock exchange:

	June 30, 2024		December 31, 2023
	Carrying amount	Quoted fair value	Carrying amount	Quoted fair value
	USD in thousands
A.I Conversation System	-	331	76	882

C.	Odysight.ai

As of December 31, 2022, the Company held 27.02% of the outstanding common stock of Odysight.ai.

On March 21, 2023, Odysight.ai completed a private placement to existing stockholders, of 3,294,117 units, at a purchase price of USD 4.25 per unit, with each unit consisting of one share of Odysight.ai’s common stock and one warrant to purchase one share of Odysight.ai’s common stock at an exercise price of USD 5.50 per share. The Company did not participate in the private placement. Following the private placement, the Company’s holdings in Odysight.ai were diluted to 18.45% and the remaining holding was accounted for as investment at fair value through profit or loss (FVTPL). As a result of the transition, the Company recognized a loss of USD 2,946 thousand.

On May 17, 2023, the Company signed a stock transfer agreement to sell its entire holdings in Odysight.ai for total proceeds of approximately USD 5.7 million.

D.	Eventer

General

As of June 30, 2024, and December 31, 2023, the Company held 46.21% of Eventer’s issued and outstanding common stock.

On August 27, 2024, Julian Azoulay, Eventer’s CEO exercised options to acquire ordinary shares, and as a result the Company’s holdings in Eventer decreased to 44.52%.

On December 6, 2023, the Company signed a share purchase agreement with Keshet Holdings LP (“Keshet”) to purchase its entire stake in Eventer for consideration of USD 250 thousand which will be paid in the Company’s shares. The closing of the transaction is expected to occur in the near future, and as a result, the Company’s holdings in Eventer are expected to increase to 58.44%.

Exchange agreement

On October 14, 2020, the Company entered into an exchange agreement with Eventer’s shareholders, pursuant to which, during the period commencing on the second anniversary of the exchange agreement and ending fifty-four (54) months following the date of the exchange agreement, Eventer’s shareholders may elect to exchange all of their Eventer shares for ordinary shares of the Company. The Company treated the exchange agreement at the date of the business combination from accounting perspective as recognition of noncontrolling interests, in addition to the recognition of a liability in respect of a derivative (exchange options) which will be measured at fair value at each cut-off date. The changes in the fair value at each cut-off date will be recorded as a financial income/expense.

As of June 30, 2024, and December 31, 2023, the Company concluded that the fair value of this derivative is immaterial.

For more information, see contingent liabilities section below.

D.	Eventer (continued)

Loan agreements between Eventer and the Company

On October 30, 2022, the Company and Eventer signed an amendment pursuant to which the maturity date of the loans between Eventer and the Company was extended to May 30, 2024. In the event Eventer issues securities in consideration of at least USD 2 million or in the event of an IPO or rights offering (the “Investment”), then the outstanding loans will automatically be converted into shares. The number of shares will be calculated by dividing the outstanding balance as of the closing date of the Investment by a price per share which shall reflect a 20% discount off the lowest price per share paid in the Investment.

As of the issuance date of these financial statements, the Company and Eventer are renegotiating the terms of the loan agreement.

Contingent liabilities

a.	On December 14, 2022, a motion to certify a class action suit was filed against Eventer and two of its directors, alleging the violation of the provisions of the Prohibition of Discrimination in Products, Services, and Entry into Places of Entertainment and Public Places Law. The plaintiff claims that Eventer enables the allocation of different kinds of tickets to different groups (such as women, children etc.), thereby allowing structured discrimination. According to the opinion of Eventer’s legal counsel, the chances of the class action to be rejected are more likely than not both against Eventer and its directors. A hearing is scheduled for November27, 2024.

b.	On April 1, 2024, a lawsuit seeking declaratory judgement was filed in the District Court of Tel Aviv-Jaffa in Israel by minority shareholders of Eventer against Eventer and the Company (together, the “Defendants”). The minority shareholders of Eventer (the “Plaintiffs”), hold in aggregate 31.86% of the outstanding ordinary shares of Eventer.

The Plaintiffs allege, among others, that the Defendants violated the agreement whereby the Company acquired control of Eventer (the “Purchase Agreement”), which established a “separation” mechanism, pursuant to which certain Plaintiffs were granted an option to convert their shares in Eventer into shares of the Company. The claim alleges that the Company has violated the terms of the Purchase Agreement by refusing to negotiate Eventer’s valuation to enable certain of the Plaintiffs to exercise their option to convert their shares of Eventer into shares of the Company. The Plaintiffs seek an aggregate of NIS 1,229 thousand from Eventer due to claims of breach of agreements (approximately USD 335 thousand) and seek an aggregate of NIS 8,602 thousand from the Company as consideration for the Plaintiffs’ shares in Eventer or as an alternative remedy, to convert Eventer’s shares into the Company shares for an aggregate value of NIS 8,602 thousand (approximately USD 2,348 thousand) following which all the Plaintiffs shares in Eventer would be transferred to the Company.

The Company submitted its response to the District Court of Tel Aviv – Jaffa and it intends to defend its position vigorously. As of the date of issuance of these financial statements, the Company is unable to estimate a loss or range of loss of this claim.

Agreement with Screenz Cross Media Ltd.

Following the last amendment of the agreement with Screenz Cross Media Ltd., a company indirectly controlled and managed by Eli Uzan who served as Eventer’s Director (hereafter “Screenz”), in December 2022, it was determined that Screenz will have the first right to receive any money received from Eventer and resulting from a digital ticketing platform for interactive virtual events up to a total amount of USD 480 thousand. As of June 30, 2024, the Company concluded that the fair value of this commitment is immaterial given the uncertainty of generating revenues by Eventer from interactive virtual events.

Share based compensation grants

1.	On March 30, 2021, Eventer granted its CEO 29,944 options to purchase 29,944 shares at an exercise price of 0.001 NIS per share. The options vested on April 1, 2024, and on August 24, 2024 the options were converted into common stock.

The fair value of this grant was approximately NIS 1,668 thousand (USD 473 thousand). For the six months ended June 30, 2024, and 2023, NIS 0 thousand (USD 0 thousand) and NIS 91 thousand (approximately USD 25 thousand), respectively, were recognized and recorded as expenses.

2.	On March 30, 2021, Eventer granted Round Robin Ltd., which is one of the founding partners of Eventer, 29,944 options to purchase 29,944 shares at exercise price of 1.0 NIS per share. The options vested and can be converted to Eventer’s ordinary shares until August 31, 2025.

The fair value of this grant was approximately NIS 1,668 thousand (USD 473 thousand). For the six months ended June 30, 2024, and 2023, NIS 0 thousand (USD 0 thousand) and NIS 91 thousand (approximately USD 25 thousand), respectively, were recognized and recorded as expenses.

E.	Gix Internet

General

As of June 30, 2024, and December 31, 2023, the Company held 45.75% of the issued and outstanding share capital of Gix Internet.

Gix Internet is the parent of Viewbix Inc. a publicly traded company which is the majority shareholder of Gix Media Ltd. (“Gix Media”). Gix Media is the majority holder of Cortex Media Group Ltd. (“Cortex”), a digital advertising platform that develops and markets a variety of technological platforms that automate, optimize and monetize digital online campaigns.

On June 4, 2024, Gix Internet signed a non-binding memorandum of understanding (“MOU”) with the shareholders of a robotics company specializing in artificial intelligence (“AI”) autonomous robotics solutions, mainly for logistics distributions in certain medical centers (“Robotics Company”).

Pursuant to the MOU, subject to the negotiation and execution of a definitive agreement, Gix Internet will execute a share exchange transaction with the Robotics Company. Subject and upon completion of the contemplated transaction, the Robotics Company is set to become a wholly owned subsidiary of Gix Internet.

Pursuant to the MOU and subject to the fulfillment of customary closing conditions in the forthcoming definitive agreement, the shareholders of the Robotics Company will transfer all their shares to Gix Internet in exchange for 30% of the issued and outstanding ordinary shares of Gix Internet. The shareholders of the Robotics Company will have the option to increase their holdings to 37.5% and 45% of the issued and outstanding shares of Gix Internet upon completion of two separate commercial milestones.

Financing Agreement with Gix Media

On June 13, 2024, Gix Media and Bank Leumi entered into an addendum to an existing loan agreement in the amount of USD 4,989 thousand between the parties which was effective as of May 15, 2024, pursuant to which: (i) the addendum will be effective until August 31, 2024; (ii) Viewbix Inc. is obligated to transfer to Gix Media USD 600 thousand; (iii) a new covenant, measured by reference to positive EBTIDA was implemented; (iv) all payments due to Bank Leumi long-term bank loan were deferred to August 31, 2024 and from September 1, 2024, payments will be repaid as schedule until the end of the long-term bank loan; (v) a new USD 350 thousand loan was granted to Gix Media on June 13, 2024, to be repaid until August 30, 2024, alongside the existing credit facility to Gix Media, which remains equal to 80% of Gix Media’s customer balance; and (vi) Gix Media is obligated to perform a reduction in expenses, including reduction in force.

On September 11, 2024, Gix Media and Bank Leumi entered into an additional addendum which was effective from August 30, 2024, pursuant to which, inter alia: (i) the addendum will be effective until February 27, 2025; (ii) Viewbix Inc. is obligated to transfer to Gix Media USD 2 million until December 31, 2024; (iii) all payments due to Bank Leumi long-term bank loan were deferred to December 31, 2024 and from January 1, 2025, payments will be repaid as schedule until the end of the long-term bank loan.

Cortex Credit Line

On September 21, 2022, Cortex and Bank Leumi entered into an addendum to an existing loan agreement (“Cortex Loan Agreement”) between the parties, dated August 15, 2021. As part of the addendum to the loan agreement, Bank Leumi provided Cortex with a monthly renewable credit line of USD 1,500 thousand (the “Cortex Credit Line”). The Cortex Credit Line is determined every month at the level of 70% of Cortex’s customers’ balance. The amounts that are drawn from the Cortex Credit Line bear an annual interest of SOFR + 3.52% (Overnight Financing Rate Secured, guaranteed daily interest as determined in accordance with the Federal Bank in New York).

On April 27, 2023, Bank Leumi increased the Cortex Credit Line by USD 1,000.

In September 2023, Cortex and Bank Leumi entered into an additional addendum to the Cortex Loan Agreement, in which Bank Leumi extended the Cortex Credit Line of USD 2,500 by one year which will expire on September 20, 2024. The amounts that are drawn from the Cortex Credit Line bear an annual interest of SOFR + 4.08%.

On May 27, 2024, Cortex and Bank Leumi entered into an amendment to Cortex Loan Agreement, pursuant to which, the credit facility to Cortex will be 80% of Cortex’s customer balance and up to $2,000.

As of June 30, 2024, Cortex has drawn $800 of the Cortex Credit Line.

Loan agreement between the Company and Gix Internet

On February 8, 2024, the Company and Gix Internet signed an addendum to the loan agreement, effective as of January 1, 2024. Pursuant to the addendum, the loan repayment will be postponed until July 1, 2024. In addition, the Company will be entitled to request conversion of all or part of the balance loan in the following events (1) a change in the Gix Internet’s main business or entry into a new field of activity; or (2) completion of a transaction merger or consolidation with or into another corporation.

On August 22, 2024, the Company and Gix Internet signed an addendum to the loan agreement, effective as of July 1, 2024. Pursuant to the addendum, the loan repayment will be postponed until December 31, 2024.

The Company concluded that the modified loan terms do not represent a substantial modification in accordance with IFRS 9.

Loan agreement between the Company and Viewbix Ltd.

On November 15, 2023, the Company (along with several lenders) signed a loan agreement with Viewbix Ltd., a wholly owned subsidiary of Viewbix Inc., in an aggregate amount of USD 480 thousand. The Company’s portion in this loan was USD 200 thousand (the “2023 Loan”).

In connection with the 2023 Loan, Viewbix Inc. issued to each lender a warrant to purchase shares of common stock (the “2023 Warrants”). The 2023 Warrants are exercisable to 480,000 shares of common stock, at an exercise price of USD 0.50 per share and will expire and cease to be exercisable on December 31, 2025.

The terms of the 2023 Loan were substantially amended on June 18, 2024, by the June 2024 Facility Agreement (see below). These amendments represent a substantial modification in accordance with IFRS 9. Accordingly, the terms modification was accounted for as an extinguishment of the original financial liability and the initial recognition of new financial instruments issued at their fair value as of the effective date of the June 2024 Facility Agreement.

As a result of the substantial modification of terms, the Group recognized a finance expense of USD 300 thousand and USD 1,833 thousand was recognized as a loss in connection with issuance of warrants in its interim condensed consolidated statement of loss and other comprehensive income for the six months period ended June 30, 2024

June 2024 Facility Agreement

On June 18, 2024, Viewbix Inc. entered into a credit facility agreement which was amended and restated on July 22, 2024 (the “June 2024 Facility Agreement”) for a USD 1 million credit facility (the “June 2024 Facility Loan Amount”) with a group of lenders including L.I.A. Pure Capital Ltd (the “June 2024 Lead Lender”, and collectively, the “June 2024 Lenders”). In addition to the June 2024 Facility Loan Amount, the June 2024 Facility Agreement includes modification to the terms of the outstanding debt in the amount of USD 531 thousand owed by Viewbix Inc. to the June 2024 Lenders (the “June 2024 Prior Loan Amount”, and together with the June 2024 Facility Loan Amount, the “June 2024 Loan Amount”).

The term (the “June 2024 Facility Term”) of the June 2024 Facility Agreement expires 12 months following the date of the June 2024 Facility Agreement (the “Initial Maturity Date”), provided that, if the effectiveness of an uplisting of the Viewbix Inc. shares of common stock to a national securities exchange (the “Uplist”) occurs prior to the Initial Maturity Date, the June 2024 Facility Term will expire 12 months following the effective date of the Uplist. The June 2024 Facility Agreement sets forth a drawdown schedule as follows: (i) an aggregate amount of USD 350 thousand was drawn down on the date of the Prior June 2024 Facility Agreement, (ii) an aggregate amount of USD 150 thousand drawn down upon the filing of the Company’s PIPE Registration Statement (as defined below) and (iii) an amount of USD 500 thousand drawn down upon the effectiveness of the Uplist.

The June 2024 Facility Loan Amount accrues interest at a rate of 12% per annum, and Viewbix Inc. will also pay such interest on the June 2024 Prior Loan Amount, which is equal to USD 184 thousand (the “June 2024 Facility Interest”). The June 2024 Facility Interest was paid in advance for the first year of the June 2024 Facility in (i) shares of Viewbix Inc.’s common stock at a conversion rate of USD 0.25 for each U.S. dollar of June 2024 Facility Interest accrued on the respective June 2024 Loan Amount, equal to an aggregate of 734,716 shares of common stock (the “June 2024 Facility Shares”) and (b) a warrant to purchase a number of shares of common stock equal to the June 2024 Facility Shares (the “June 2024 Facility Warrant”).

Immediately following the effectiveness of the Uplist, (i) USD 663 thousand of the June 2024 Loan Amount will convert into shares of common stock at a conversion rate equal to USD 0.25 per share of Viewbix Inc.’s common stock (the “June 2024 Convertible Stock”) and (ii) Viewbix Inc. will issue a warrant in substantially the same form and on substantially the same terms as a June 2024 Facility Warrant to purchase a number of shares of Viewbix Inc.’s common stock equal to the June 2024 Convertible Stock with an exercise price of USD 0.25 per share (the “June 2024 Conversion Warrant”, and (i) and (ii), collectively a “June 2024 Conversion Unit”). Such portion of the June 2024 Loan Amount that is not converted into a June 2024 Conversion Unit will remain outstanding and will not convert following the Uplist. For the duration of the June 2024 Facility Term of the June 2024 Facility Agreement, the June 2024 Lenders may elect to convert after the effectiveness of the Uplist such unconverted portion of the June 2024 Loan Amount into additional June 2024 Conversion Units or, upon the expiration of the June 2024 Facility Term, such unconverted portion of the June 2024 Loan Amount will be repaid in accordance with the terms of the June 2024 Facility Agreement.

The June 2024 Facility Warrants are exercisable upon issuance at an exercise price of USD 0.25 per share of common stock and will have a three-year term from the issuance date.

In addition and in connection with the June 2024 Facility Agreement, Viewbix Inc. agreed to pay the June 2024 Lead Lender a commission consisting of (i) 200,000 shares of common stock, (ii) a warrant in substantially the same form and on substantially the same terms as the June 2024 Facility Warrant to purchase 200,000 shares of common stock with an exercise price of USD 0.25 per share (the “June 2024 Lead Lender Warrant”) and (iii) a warrant to purchase 2,500,000 shares of common stock with an exercise price of USD 1.00 per share, representing an aggregate exercise amount of USD 2.5 million, subject to beneficial ownership limitations and adjustments (the “June 2024 Lead Lender Fee Warrant” and together with the June 2024 Lead Lender Warrant and the June 2024 Facility Warrants, the “June 2024 Warrants”).

The conversion and conversion related features of the June 2024 facility loan were bifurcated from their host debt contract and recognized as liabilities measured at fair value at each cut-off date. The facility loan was initially recorded at its fair value and subsequently measured at cost. The June 2024 Facility Warrant issued as prepayment of interest and the June 2024 Lead Lender Warrant were initially recognized at fair value and classified as a liability measured at fair value at each cut-off date (see note 4).

Following the June 2024 Facility Agreement, Gix Internet’s holdings in Viewbix Inc. decreased from 76% to 71.11%. The transaction was recorded as a transaction with non-controlling interests in the Group’s consolidated statements of changes in shareholders equity for the period ended June 30, 2024.

Private Placement

On July 3, 2024, Viewbix Inc. entered into a definitive securities purchase agreement (the “Purchase Agreement”) with a certain investor (the “Lead Investor”) for the purchase and sale in a private placement (the “Private Placement”) of units consisting of (i) 1,027,500 shares of Viewbix Inc.’s common stock at a purchase price of USD 0.25 per share (the “PIPE Shares”) and (ii) common stock purchase warrants to purchase up to 1,541,250 shares of Viewbix Inc.’s common stock (the “PIPE Warrants”) to the Lead Investor and other investors (collectively, the “Investors”) acceptable to the Lead Investor and Viewbix Inc. The aggregate gross proceeds received by Viewbix from the Private Placement were $257, of which $237 were received in June 2024 and the $20 remaining were received in July 2024. The effective date of the Purchase Agreement is June 30, 2024.

The PIPE Warrants are exercisable upon issuance at an exercise price of USD 0.25 per share and will have a three-year term from the issuance date. In addition, the PIPE Warrants are subject to an automatic exercise provision in the event that Viewbix Inc.’s shares of common stock are approved for listing on the Nasdaq Capital Market.

Upon the closing of the Private Placement, Viewbix Inc. agreed to pay the Lead Investor: (1) USD 10 thousand for actual and documented fees and expenses incurred and, (2) a commission consisting of (i) a cash fee of USD 123 thousand and (ii) 51,375 shares of Viewbix Inc.’s common stock.

In July 2024, Viewbix Inc. issued to the Investors 1,027,500 shares of common stock and 1,541,250 warrants in connection with the Private Placement.

Following the Private Placement, Gix Internet’s holdings in Viewbix Inc. decreased from 71.11% to 66.89%. The transaction was recorded as a transaction with non-controlling interests in the Group’s consolidated statements of changes in shareholders equity for the period ended June 30, 2024.

Stock Incentive Plan

On March 2, 2023, the Board of Directors of Viewbix Inc. approved the adoption of the 2023 stock incentive plan (the “2023 Plan”). The 2023 Plan permits the issuance of up to (i) 2,500,000 shares of Common Stock, plus (ii) an annual increase equal to the lesser of (A) 5% of Viewbix Inc.’s outstanding capital stock on the last day of the immediately preceding calendar year; and (B) such smaller amount as determined by the Board of Directors, provided that no more than 2,500,000 shares of common stock may be issued upon the exercise of incentive stock options. If any outstanding awards expire, are canceled or are forfeited, the underlying shares would be available for future grants under the 2023 Plan. As of the date of approval of the financial statements, Viewbix Inc. had reserved 2,500,000 shares of common stock for issuance under the 2023 Plan.

As of June 30, 2024, 51,020 stock-based awards were granted by Viewbix Inc. under the 2023 Plan and an expense of USD 12 thousand was recognized in the Group’s consolidated statements of income/loss and other comprehensive income/loss for the six months ended June 30, 2024.

F.	Zig Miami 54

On September 13, 2023, the Company signed an operating agreement with Zig Investment Group LLC (“Zig Investment Group”), a Florida limited liability company, pursuant to which they formed a company, under the name Zig Miami 54 LLC (“Zig Miami 54”), a Florida limited liability company. The purpose of Zig Miami 54 is to acquire, improve, renovate, develop, manage, sell and otherwise deal with a commercial property located in Miami, Florida. The rights of Zig Miami 54 are exercised by Zig Investment Group, and the business and affairs of Zig Miami 54 are managed under the direction of Zig Investment Group (the “Manager”).

Under the terms of the agreement, the Company invested an amount of USD 2,000 thousand (the “Initial Capital Contribution”) in consideration of 60% of the issued and outstanding share capital of Zig Miami 54. The remaining 40% were allocated, without consideration, to Zig Investment Group.

In addition, Zig Miami 54 is entitled to receive a loan from the seller of the property (“Seller Loan”) in the amount of up to USD 1,500 thousand which is secured by a first lien on the property.

Additionally, under the terms of the agreement, commencing upon completion of phase I of the renovation work, the Manager shall distribute net cash from operations, with respect to each calendar quarter, during the next succeeding calendar quarter, or more frequently as determined by the Manager. All distributions of net cash from operations and net cash from capital transactions, including refinancing the existing Seller Loan, shall be made in the following order: (i) one hundred percent (100%) to repay all debts, regular operating expenses and obligations of Zig Miami 54, including the current periodic installments of principal and interest due on the Seller Loan; (ii) one hundred percent (100%) to the Company until the Company has received a return of one hundred percent (100%) of its Initial Capital Contribution; (iii) one hundred percent (100%) to Zig Investment Group to repay all cost overruns incurred by Zig Investment Group, if any, up to the maximum amount of USD 180 thousand; and (iv) pro rata to the Company and Zig Investment Group in accordance with their percentage interests.

Moreover, upon such time that the Company has received a distribution of one hundred percent (100%) of its Initial Capital Contribution, the Manager shall cause Zig Miami 54 to redeem from the Company, without any further consent or action of the Company, fifty percent (50%) of the Company’s interests in Zig Miami 54, equaling a thirty percent (30%) percentage interest in Zig Miami 54 and to, thereafter, issue to Zig Investment Group, additional interests in Zig Miami 54 equaling a thirty percent (30%) interest in Zig Miami 54. Following such redemption and issuance, Zig Investment Group will hold a seventy percent (70%) interest in Zig Miami 54 and the Company will hold a thirty percent (30%) interest in Zig Miami 54.

The closing of the agreement was on December 15, 2023 (the “Closing”). Following the Closing, Zig Miami 54 acquired the commercial property for an aggregate amount of USD 2,250 thousand and received a Seller Loan in the amount of USD 1,350 thousand.

The Initial Capital Contribution includes a loan and an investment. The Initial Capital Contribution was first allocated to the loan based on its fair value at the date of the Closing in an amount of USD 1,545 thousand (the “Loan”) with the residual of the Initial Capital Contribution in an amount of USD 455 thousand allocated to the investment (“Investment Purchase Price”).

The Loan is subsequently measured at fair value through profit or loss (FVTPL). As of June 30, 2024, and December 31, 2023, the fair value of the Loan was USD 1,533 thousand and USD 1,545 thousand, respectively.

The Company did not obtain any substantive processes, assembled workforce, or employees capable of producing outputs in connection with the acquisition. Therefore, the transaction was accounted for as an asset acquisition, as the acquired assets did not meet the definition of a business as defined by IFRS 3, Business Combinations.

The Investment Purchase Price was fully allocated to the commercial property.

Additionally, the management of the Company assessed whether it has control over Zig Miami 54 in accordance with IFRS 10 and determined that it has significant influence over Zig Miami 54. As such, the investment was accounted for using the equity method in accordance with IAS 28.

G.	Polyrizon

Investment in shares

As of December 31, 2023, the Company held 38.76% of the issued and outstanding share capital of Polyrizon and the investment was accounted for using the equity method.

On May 12, 2024, the Company converted loans into 88,216 shares of Polyrizon. As of June 30, 2024, the Company held 38.31% of the issued and outstanding share capital of Polyrizon.

On July 2, 2024, the Company signed a sale agreement to sell a portion of its stake of 662,980 shares in Polyrizon. See note 10.4 for additional information.

Investment in options

In July 2020, the Company was granted an option (the “Original Option”) to invest an additional amount of up to USD 1 million in consideration for 3,107,223 shares of Polyrizon. The Original Option was exercisable until the earlier of (i) April 23, 2023, or (ii) the consummation by Polyrizon of equity financing of at least USD 500 thousand based on a pre-money valuation of at least USD 10 million. The Original Option was terminated on April 23, 2023.

On December 15, 2021, the Company was granted a new option (the “Alternative Option”) to invest an amount of USD 2 million in Polyrizon at a price per share equal to 125% the price per share at Polyrizon’s IPO (as defined below). The Alternative option is exercisable for a period of 3 years following the closing of Polyrizon’s initial public offering (“Polyrizon’s IPO”). On November 21, 2023, the Company signed an amendment to the share purchase agreement according to which, the Alternative Option will be exercisable upon a completion of listing Polyrizon’s ordinary shares for trading on the NASDAQ, whether via an initial public offering, merger, or by any other listing, provided however, that such listing takes place on or prior to December 31, 2024.

The fair value was determined based on management’s expectations for the IPO scenario. As of June 30, 2024, and December 31, 2023, the fair value of the Alternative Option was 289 USD and USD 105 thousand, respectively.

Convertible loan agreement

On February 12, 2023, the Company and other lenders signed a convertible loan agreement with Polyrizon for an aggregate amount of USD 180 thousand, of which the Company lent USD 80 thousand. The loan bears an interest of 4% per annum. The loan will be automatically converted into shares in the event of a securities issuance or a financing round of at least USD 500 thousand at a discount of 20%. The loan was accounted for as financial assets at fair value through profit or loss (FVTPL). As of December 31, 2023, the fair value of the loan was USD 78 thousand. On May 12, 2024, the loan was converted into 88,216 shares of Polyrizon.

H.	Charging Robotics

Charging Robotics is a company operating in the electric vehicle and wireless charging sector. Charging Robotics was formed as a wholly owned subsidiary of the Company on February 1, 2021.

On February 19, 2021, the Company entered into the venture agreement, with Mr. Amir Zaid and Mr. Weijian Zhou (the founders of Emuze Ltd., a privately held company that designs and develops electric mobility micro vehicles), and Charging Robotics (the “Venture Agreement”), under which the Company formed a venture, under the name Revoltz Ltd. (“Revoltz”), to develop and commercialize three modular electric vehicle (“EV”) micro mobility vehicles for urban individual use and “last mile” cargo delivery.

Under the terms of the Venture Agreement, the Company invested an amount of USD 250 thousand in consideration of 19,990 ordinary shares of Revoltz, representing 19.99% of Revoltz’s issued and outstanding share capital on a fully diluted basis. The Venture Agreement requires the Company to invest an additional USD 400 thousand in a second tranche, subject to Revoltz achieving certain post-closing milestones, for 37.5% of Revoltz’s issued and outstanding share capital. As of June 30, 2024, the milestones were not achieved, therefore no additional investments occurred. The investment in Revoltz was accounted for using the equity method. The additional investment requirement was accounted for as a derivative liability measured at fair value through profit or loss. As of June 30, 2024, the fair value of the derivative liability was concluded to be immaterial.

On July 28, 2022, Charging Robotics entered into a convertible loan agreement with Revoltz pursuant to which Charging Robotics was required to invest an amount of USD 60 thousand in Revoltz (the “Loan Principal Amount”). In addition, Charging Robotics is entitled to provide Revoltz an additional loan of up to USD 340 thousand, at its sole discretion upon Revoltz’ request (the “Additional Amount”, and together with the Loan Principal Amount, the “Total Loan Amount”). The Total Loan Amount shall carry interest at the minimum rate prescribed by Israeli law. The Loan Principal Amount was accounted for as a financial asset at fair value through profit or loss (FVTPL). The fair value of the loan as of June 30, 2024 was USD 62 thousand.

On March 28, 2023, the Company signed a securities exchange agreement with Fuel Doctor to sell all its shares in Charging Robotics to Fuel Doctor. See note 3J.

I.	SciSparc and Buffalo

SciSparc is a company formed under the laws of the State of Israel. SciSparc listed its American Depository Shares on the OTCQB until December 7, 2021, after which SciSparc uplisted to NASDAQ.

Buffalo Investments Ltd. (“Buffalo”), an Israeli private company, owned 150,000 options to purchase 150,000 shares of SciSparc at an exercise price of USD 5.02 per share. On December 7, 2021, the Company entered into an option purchase agreement with Buffalo (the “Buffalo Agreement”) for the purchase of the 150,000 options in consideration for USD 0.72 per option. The Company paid USD 72 thousand in this transaction. Additionally, the Company was obligated to immediately exercise all such options into shares and the Company paid SciSparc an additional USD 753 thousand in this transaction. According to the Buffalo Agreement, Buffalo undertook to purchase 85% of the shares back from the Company within 3 months following the Buffalo Agreement (the “Purchase Period”) in consideration for USD 6.05 per share and for a total consideration of USD 771 thousand.

In April 2022, the Buffalo Agreement was amended such that the Company extended the Purchase Period until June 7, 2022.

On June 30, 2022, the Buffalo Agreement was amended such that the Company extended the Purchase Period until December 31, 2022, and Buffalo undertook to purchase 90% of the shares back from the Company in consideration for USD 6.05 per share and for a total consideration of USD 817 thousand.

On March 16, 2023, the Company signed an amendment to the Buffalo Agreement (the “Amendment”).

According to the Amendment, instead of purchasing 90% of the shares back from the Company for a total consideration of USD 817 thousand, which was originally agreed under the Buffalo Agreement, Buffalo will transfer to the Company, without any consideration, 309,000 shares of Hydreight Technologies Inc., 77,980 shares of Viewbix Inc., 84,000 shares of SciSparc, 36,000 shares of Clearmind Medicine Inc. and 31,250 shares of Colugo Systems Ltd. with an aggregate value of USD 937 thousand, reflecting a compensation of USD 120 thousand.

As a result, on March 16, 2023, the Company recorded an amount of USD 937 thousand within other receivables and derecognized the forward contract asset in the amount of USD 577 thousand. The difference between the value of the shares to be transferred under the Amendment (USD 937 thousand) and the value of the forward contract asset (USD 577 thousand) was recorded in profit and loss in the consolidated statement of income/loss and other comprehensive income/loss.

As of June 30, 2024, the Company received 84,000 shares of SciSparc, 309,000 shares of Hydreight Technologies Inc., 36,000 shares of Clearmind Medicine Inc. and 77,980 shares of Viewbix Inc. The investments were accounted for as investments at fair value through profit or loss (FVTPL).

As of June 30, 2024, Colugo Systems’ Ltd. shares were not received. As such, they were recorded within other receivables in the consolidated statements of financial position as of June 30, 2024, in an amount of USD 500 thousand representing their fair value.

J.	Charging Robotics Inc. (Formally “Fuel Doctor”

On December 21, 2021, the Company purchased 90,000,000 shares of Fuel Doctor, which represented 35.06% of the issued and outstanding shares of Fuel Doctor for a total consideration of USD 263 thousand. The Company gained a significant influence over Fuel Doctor and aforementioned the investment was accounted for using the equity method.

On March 28, 2023, the Company signed a securities exchange agreement with Fuel Doctor to sell all its shares in Charging Robotics to Fuel Doctor in exchange for 827,543,253 newly issued shares of Fuel Doctor’s common stock equal to 76.25% of the total number of shares of Fuel Doctor’s common stock issued and outstanding as of April 7, 2023 (the “Closing”) on a fully diluted basis. In the financial statements of Fuel Doctor, the share exchange was accounted for as a reverse acquisition where Fuel Doctor was identified as the accounting acquirer. The financial statements of Fuel Doctor are consolidated in these financial statements from the Closing date.

As of June 30, 2024, and December 31, 2023, the Company held 67% of the issued and outstanding share capital of Fuel Doctor.

K.	Laminera

On August 10, 2022, the Company signed a bridge loan agreement with Laminera in the amount of USD 100 thousand. The loan will bear an annual interest of 8% and will be repaid no later than September 1, 2024. The loan repayment will be accelerated earlier in the event of closing of an equity financing round or rights offering, an IPO or a default event as described in the bridge loan agreement. The loan was accounted for as financial assets measured at amortized cost.

Management of the Company assessed whether there is objective evidence that its net investment in Laminera was impaired. As Laminera continues to have zero revenues and generate operating losses, and as the Company does not plan additional investments in Laminera, the Company considered the value of the investment as of December 31, 2023. As the Company does not believe this investment will generate any cash flows in the foreseeable future, the Company decided to write off the entire amount of the investment in Laminera and recorded an impairment loss of USD 1,176 thousand within equity losses in the consolidated statements of income/loss and other comprehensive income/loss for the year ended December 31, 2023.

In addition, the Company decided to write off the entire amount of the loan and recognized a loss in the amount of USD 90 thousand withing the consolidated statements of income/loss and other comprehensive income/loss for the year ended December 31, 2023.

As of June 30, 2024, the Company held 19.7% of the issued and outstanding shares of Laminera.

L.	Metagramm

On April 13, 2023, the Company entered into a share purchase agreement to acquire 19.9% of Metagramm, an AI, machine learning (ML) communication and grammar assistant software. In return, the Company paid Metagramm USD 250 thousand in Company’s shares. The investment was accounted for as investments at fair value through profit or loss (FVTPL).

As of June 30, 2024, and December 31, 2023, the Company held 19.9% of the issued and outstanding shares of Metagramm.

In addition, pursuant to the share purchase agreement, the Company loaned Metagramm USD 250 thousand in order to fund a pilot. The loan bears an interest rate of 6% per annum. The loan will be repaid upon the completion of the pilot, in eight quarterly installments starting from the first day of the third year after the grant date. The loan was accounted for as financial assets measured at amortized cost.

In the event that the pilot approval is not successfully completed within 15 months after the Closing, Metagramm will repay the loan and any interest on a monthly basis. In such case, the Company will have the option to receive additional shares of Metagramm, at no cost, in such number that immediately after, the Company’s holdings in Metagramm will increase to 31.25%. The option is measured at fair value through profit or loss. As of June 30, 2024, the fair value of the option was estimated to be inconsequential.

In addition, in the event of any fundraising transaction, the Company will have the option to be reimbursed the full loan amount with accrued interest immediately following the fundraising transaction or to convert the loan into Metagramm’s shares at a 20% discount.

For more information, see note 10.3

M.	A.I Conversation Systems

On August 23, 2022, the Company signed a convertible loan agreement with A.I Artificial Intelligence Research and Development Ltd. (“A.I R&D”) for the assignment of a loan it has given to A.I Conversation Systems, a public company traded in Tel Aviv. The original loan amount was NIS 6,000 thousand (USD 1,800 thousand). According to the agreement, the Company purchased from A.I R&D 50% from the original loan in exchange for USD 914 thousand (NIS 3,000 thousand) in the same terms of the original loan given to A.I Conversation Systems.

According to the agreement, the loan will bear an interest of 1% per month. Additionally, A.I Conversation Systems has the right to choose to repay the loan and interest in cash or to convert it into shares of A.I Conversation Systems on March 13, 2023. Under the conversion option, the number of shares will be equal to the loan (NIS 3,000 thousand) plus NIS 1,750 thousand (USD 1,300 thousand) divided by the average quoted price per share of A.I Conversation Systems during a period of 30 trading days preceding the conversion decision.

On February 16, 2023, the Company purchased 118,400 shares of A.I Conversation Systems for a total of USD 84 thousand (NIS 296 thousand). The investment was accounted for as investment at fair value through profit or loss.

On June 13, 2023, the board of directors of A.I Conversation Systems approved the conversion of the loan into shares, subject to the approval of the shareholders of A.I Conversation Systems at the general meeting of the shareholders (the “General Meeting”). As such, the number of shares to be issued to the Company determined to be 2,650,423 shares which equals NIS 4,750 thousand divided by the average quoted price per share of A.I Conversation Systems during a period of 30 trading days preceding June 13, 2023. The decision of the Board of Directors was subject to the approval of at the General Meeting.

On September 5, 2023, the loan conversation was approved during the General Meeting. As a result, the loan was converted into 2,650,423 shares of A.I Conversation Systems which represented 36.08% holdings of the issued and outstanding shares of A.I Conversation Systems and as of this date, the investment was accounted for using the equity method. The fair value of the loan as of September 5, 2023, was USD 721 thousand (NIS 2,748 thousand).

The Company did not obtain any substantive processes, assembled workforce, or employees capable of producing outputs in connection with the acquisition. Therefore, the transaction was accounted for as an asset acquisition, as the acquired assets did not meet the definition of a business as defined by IFRS 3, Business Combinations.